Note 14 - Net Loss Per Share	12 Months Ended
Oct. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
(14)	Net Loss Per Share

The following is a reconciliation of the numerators and denominators of the net loss per share computations for the periods presented:

	Years ended October 31,
	2017	2016	2015
Net loss attributable to OCC (numerator)	$(1,738,771)	$(1,778,822)	$(4,255,665)
Shares (denominator)	6,546,862	6,443,162	6,201,478
Basic and diluted net loss per share	$(0.27)	$(0.28)	$(0.69)

Nonvested shares as of
October 31,
201
7
and
October 31, 2016
totaling
743,865
and
646,887,
respectively, were
not
included in the computation of basic and diluted net loss per share for the years ended
October 31, 2017
and
October 31, 2016 (
because to include such shares would have been antidilutive, or in other words, to do so would have reduced the net loss per share for that period).